UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10389
Investment Company Act File Number
Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Automobiles — 2.2%
Honda Motor Co., Ltd.	96,000	$2,206,262
Toyota Motor Corp.	64,700	2,081,280

		$4,287,542

Beverages — 8.9%
Diageo PLC	607,000	$8,144,448
Fomento Economico Mexicano SA de C.V. ADR	173,400	4,881,210
Foster’s Group, Ltd.	1,120,000	3,851,501

		$16,877,159

Chemicals — 1.3%
Agrium, Inc.	75,000	$2,510,250

		$2,510,250

Commercial Banks — 6.8%
Banco Bilbao Vizcaya Argentaria SA	116,700	$1,088,217
Banco Santander Central Hispano SA	575,000	4,652,974
DBS Group Holdings, Ltd.	400,000	2,302,926
Grupo Financiero Banorte SAB de C.V.	500,000	660,180
Mitsubishi UFJ Financial Group, Inc.	769,000	4,265,891

		$12,970,188

Communications Equipment — 1.0%
Nokia Oyj	150,000	$1,838,476

		$1,838,476

Construction & Engineering — 1.3%
Bouygues SA	35,000	$1,191,851
Vinci SA	38,000	1,296,195

		$2,488,046

Consumer Finance — 0.9%
Promise Co., Ltd.	91,000	$1,670,155

		$1,670,155

Diversified Telecommunication Services — 11.3%
Deutsche Telekom AG	286,000	$3,451,317
France Telecom SA ADR	300,000	6,741,000
Koninklijke KPN N.V.	400,000	5,324,217
Nippon Telegraph & Telephone Corp.	40,000	1,937,280
Telefonica SA	230,000	4,077,633

		$21,531,447

Electric Utilities — 4.3%
E.ON AG	58,020	$1,868,882
E.ON AG ADR	51,350	1,644,741
Hong Kong Electric Holdings	380,000	2,225,745
Scottish and Southern Energy PLC	145,000	2,493,245

		$8,232,613

Security	Shares	Value

Electrical Equipment — 1.1%
ABB, Ltd. ADR	165,900	$2,164,995

		$2,164,995

Electronic Equipment & Instruments — 1.1%
FUJIFILM Holdings Corp.	91,000	$1,989,559

		$1,989,559

Food Products — 6.4%
Nestle SA	240,000	$8,294,234
Unilever PLC	181,000	3,970,520

		$12,264,754

Health Care Providers & Services — 1.2%
Fresenius Medical Care AG & Co. KGaA	52,000	$2,326,732

		$2,326,732

Industrial Conglomerates — 0.8%
Keppel Corp., Ltd.	574,000	$1,511,337

		$1,511,337

Insurance — 7.1%
Aegon NV	316,800	$1,656,795
Aviva PLC	156,700	707,918
AXA SA	152,900	2,408,004
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	2,773,390
Tokio Marine Holdings, Inc.	147,700	3,912,122
Zurich Financial Services AG	10,900	1,965,398

		$13,423,627

Machinery — 0.9%
Atlas Copco AB, Class B	286,000	$1,697,581

		$1,697,581

Metals & Mining — 1.7%
Anglo American PLC ADR	127,400	$1,150,422
Companhia Vale do Rio Doce ADR	177,500	2,154,850

		$3,305,272

Multi-Utilities — 5.1%
National Grid PLC	552,300	$5,154,402
RWE AG	58,000	4,506,467

		$9,660,869

Oil, Gas & Consumable Fuels — 6.3%
ENI SpA	75,000	$1,586,346
Petroleo Brasileiro SA ADR	183,000	3,963,780
Total SA	128,000	6,378,818

		$11,928,944

Pharmaceuticals — 13.7%
AstraZeneca PLC ADR	129,000	$4,970,370
GlaxoSmithKline PLC ADR	58,100	2,048,606
Novartis AG	209,500	8,608,458
Roche Holding AG	24,400	3,425,387
Sanofi-Aventis	88,800	4,974,967
Shionogi & Co., Ltd.	94,000	2,014,124

		$26,041,912

Road & Rail — 0.9%
East Japan Railway Co.	24,000	$1,627,408

		$1,627,408

Software — 3.9%
Nintendo Co., Ltd.	24,000	$7,440,356

		$7,440,356

Security	Shares	Value

Tobacco — 4.7%
British American Tobacco PLC	289,000	$7,924,336
Japan Tobacco, Inc.	330	948,816

		$8,873,152

Trading Companies & Distributors — 1.7%
Mitsubishi Corp.	250,000	$3,303,539

		$3,303,539

Wireless Telecommunication Services — 3.7%
Turkcell Iletisim Hizmetleri AS ADR	395,000	$5,202,150
Vodafone Group PLC ADR	95,000	1,766,050

		$6,968,200

Total Common Stocks (identified cost $226,993,607)		$186,934,113

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(1)	$2,877	$2,876,773

Total Short-Term Investments (identified cost $2,876,773)		$2,876,773

Total Investments — 99.8% (identified cost $229,870,380)		$189,810,886

Other Assets, Less Liabilities — 0.2%		$299,288

Net Assets — 100.0%		$190,110,174

ADR	–	American Depository Receipt

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $20,811.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United Kingdom	20.2%	$38,330,317
Japan	17.6	33,396,792
Switzerland	12.9	24,458,472
France	12.1	22,990,836
Germany	8.7	16,571,528
Spain	5.1	9,818,824
Netherlands	3.7	6,981,012
Brazil	3.2	6,118,630
Mexico	2.9	5,541,390
Turkey	2.7	5,202,150
Singapore	2.0	3,851,501
Australia	2.0	3,814,263
United States	1.5	2,876,773
Canada	1.3	2,510,250
Hong Kong	1.2	2,225,745
Finland	1.0	1,838,476
Sweden	0.9	1,697,581
Italy	0.8	1,586,346

Total Investments	99.8%	$189,810,886

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$230,414,056

Gross unrealized appreciation	$7,633,403
Gross unrealized depreciation	(48,236,573)

Net unrealized depreciation	$(40,603,170)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$47,388,350
Level 2	Other Significant Observable Inputs	142,422,536
Level 3	Significant Unobservable Inputs	—

Total		$189,810,886

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009